Commitments and contingencies - Clinical trial and commercial commitments (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Supply agreements in connection with clinical trials
Long-term Purchase Commitment [Line Items]
Total aggregate remaining minimum commitment		$ 8,400,000		$ 8,400,000
Supply agreements in connection with clinical trials | Minimum
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments		$ 800,000		$ 630,000
Term for total aggregate remaining minimum commitment	3 years	3 years	3 years	3 years
Supply agreements in connection with clinical trials | Maximum
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments		$ 3,700,000		$ 3,700,000
Term for total aggregate remaining minimum commitment	8 years	8 years	8 years	8 years
Supply agreement to purchase certain products
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments	$ 52.5	$ 41,700,000	$ 52.5	$ 41,200,000
Agreement in connection with the SPLASH clinical phase study
Long-term Purchase Commitment [Line Items]
Minimum purchase commitments				$ 52,600,000
Total aggregate remaining minimum commitment		$ 52,600,000
Agreement in connection with the SPLASH clinical phase study | Minimum
Long-term Purchase Commitment [Line Items]
Term for total aggregate remaining minimum commitment	1 year	1 year	1 year	1 year
Agreement in connection with the SPLASH clinical phase study | Maximum
Long-term Purchase Commitment [Line Items]
Term for total aggregate remaining minimum commitment	6 years	6 years	6 years	6 years